Derivative Instruments - Schedule of derivative instruments designated as hedges of the net investment in a foreign operation (Details) (Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Weighted average of U.S. dollar equivalent of foreign denominated net assets	$ 2,648,137		$ 1,962,076
Derivative gains (losses)	$ (27,392)	[1]	$ (36,649)	[1]

[1]	Derivative gains (losses) from derivative instruments designated as hedges of the net investment in a foreign operation are recorded in the cumulative translation adjustment account within AOCI for each period.